Business and Organization (Details Narrative)				3 Months Ended		12 Months Ended
	Feb. 08, 2024 USD ($) $ / shares shares	Feb. 07, 2024 USD ($) $ / shares shares	Feb. 26, 2023 TradingDays $ / shares shares	Jun. 30, 2024 USD ($) NotePayable	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) NotePayable	Mar. 31, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash and cash equivalents | $				$ 2,749,000	$ 762,000	$ 3,225,000	$ 3,175,000
Accumulated deficit | $				$ (35,826,000)		$ (35,212,000)	(26,769,000)
Number of notes payable to related party | NotePayable				3		3
Debt instrument, maturity date				Jun. 30, 2026		Jun. 30, 2026
Debt instrument interest rate				1.25%		1.25%
Legacy DIH [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued		25,000,000.0
DIH Holding US Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash held in trust account, received | $		$ 899,000
Stockholders' equity note, stock split						In connection with the Closing of the Business Combination, (a) ATAK migrated and changed its domestication to become a Delaware corporation and changed its name to “DIH Holding US, Inc.” (b) each issued and outstanding ATAK Class A Ordinary Share was converted, on a one-for-one basis, into one share of DIH Class A Common Stock; (c) each issued and outstanding Class B Ordinary Share was converted, on a one-for-one basis, into one share of Domesticated Class B Common Stock; (d) each issued and outstanding ATAK Public Warrant, ATAK Private Warrant and ATAK Right was converted, on a one-for-one basis, into a DIH Public Warrant, DIH Private Warrant and DIH Right, respectively; and (e) the governing documents of ATAK were replaced by governing documents for the Delaware corporation. The Amended and Restated Certificate of Incorporation authorizes one class of common stock as Class A Common Stock (“Common Stock”)
Number of warrants or rights outstanding		20,200,000
Stock issued during period shares issued for services		532,796
Cash and cash equivalents | $				$ 2,700,000		$ 3,225,000
Accumulated deficit | $				$ 35,800,000		$ 35,200,000
Gross rerevenue increased percentage				24.10%		19.30%
Gross revenue | $				$ 16,187,000	$ 13,045,000	$ 64,473,000	$ 54,059,000
DIH Holding US Inc [Member] | Orbi Med [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants or rights warrants issued during the period units	300,000
Number of warrant or right, exercise price | $ / shares	$ 10.00
DIH Holding US Inc [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate consideration amount | $		$ 250,000,000
Issued price per share | $ / shares		$ 10.00
Financial advisory payment, shares		700,000
Shares Price | $ / shares		$ 5.02	$ 12.00
Class of warrants or rights warrants issued during the period units		2,020,000
Earnout shares			1,000,000
Trading days | TradingDays			20
DIH Holding US Inc [Member] | Common Class A [Member] | Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued			6,000,000
DIH Holding US Inc [Member] | Common Class A [Member] | Orbi Med [Member] | Subscription Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares	$ 10.00
Shares issued	150,000
Aggregate purchase price | $	$ 1,500,000
DIH Holding US Inc [Member] | Common Class A One[Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares			$ 13.50
Earnout shares			1,333,333
Trading days | TradingDays			20
DIH Holding US Inc [Member] | Common Class A Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares			$ 15.00
Earnout shares			1,666,667
Trading days | TradingDays			20
DIH Holding US Inc [Member] | Common Class A Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares Price | $ / shares			$ 16.50
Earnout shares			2,000,000
Trading days | TradingDays			20
DIH US Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of Interest own by wholly owned subsidiaries		100.00%
Hocoma Medical Gmbh [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of Interest own by wholly owned subsidiaries		100.00%
DIH Nevada [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of Interest own by wholly owned subsidiaries		100.00%